LICENSE AND SUPPLY AGREEMENTS (Details Narrative) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2017
Disaggregation of Revenue [Line Items]
Upfront non-refundable amount, received				$ 15.0
License [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 0.7	$ 0.7	$ 0.8
Minimum [Member]
Disaggregation of Revenue [Line Items]
Development or commercial milestone payment to be achieved				$ 100.0